Business Combination Agreement with Helix and Recapitalization - Narrative (Details)			10 Months Ended	12 Months Ended
	Apr. 05, 2022 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 01, 2022 SFr / shares shares	Dec. 31, 2021 SFr / shares	Apr. 28, 2021 $ / shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, net | $	$ 134,689,000
Repayments of loan liability | $	$ 15,000,000.0		$ 0	$ 15,000,000
Issuance of Class A ordinary shares upon business combination (in shares)				18,424,355
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock (in shares)		11,600,000
Issuance price per share (USD per share) | $ / shares		$ 10.00
Net proceeds from the business combination | $		$ 116,000,000.0
IPO Private Placement Shares
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock (in shares)		100,000
Aggregate fees | $		$ 1,000,000.0
Series A Preferred Shares
Schedule Of Reverse Recapitalization [Line Items]
Preferred stock, par value (CHF per share) | SFr / shares					SFr 0.10	SFr 0.10
Class V Voting Stock
Schedule Of Reverse Recapitalization [Line Items]
Common shares, shares authorized (in shares)					4,006,736
Common shares, par value (USD per share) | SFr / shares					SFr 0.01
Common stock, votes per share multiplier					10
Class B Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Common shares, par value (USD per share) | $ / shares	$ 0.0001
Conversion of stock, shares converted	2,875,000
Common stock, conversion ratio (in shares)	1
Class A Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Common shares, shares authorized (in shares)				500,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001			$ 0.0001
Issuance of Class A ordinary shares upon business combination (in shares)	18,501,284
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)	11,700,000
Sale of stock (in shares)		11,700,000
Class C Ordinary Shares
Schedule Of Reverse Recapitalization [Line Items]
Common shares, shares authorized (in shares)				100,000,000
Common shares, par value (USD per share) | $ / shares				$ 0.0001
Issuance of Helix Class C ordinary shares to ML parties (other than the BVF shareholders) (in shares)	15,775,472
Preferred Shares purchased by a director following his appointment as chairman of the Board of Directors (in shares)	15,775,472